Commitments (Details 5) - ETH Bioenergia [Member] R$ in Thousands	12 Months Ended
	Jun. 30, 2018 BRL (R$) N	Jun. 30, 2017 BRL (R$) N	Jun. 30, 2016 N
TypeOfAgreementLineItems [Line Items]
Number of sugarcane (tons)	842,960	720,548	1,075,183
Sugarcane Agricultural Partnership Agreement (IV) [Member]
TypeOfAgreementLineItems [Line Items]
Number of sugarcane (tons)	838,501	217,797
Gross sugarcane sales | R$	R$ 56,848	R$ 16,175